UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                      New York, NY                  11/12/04
------------------                     ---------------                --------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         83

Form 13F Information Table Value Total:         $352,654
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




                                                               VALUE    SH/PRN    SH/  PUT/     INV   OTHER
               ISSUER                 CLASS           CUSIP   (x$1000)    AMT    PRN   CALL    DISCR   MGR    SOLE  SHARED   NONE

AGILENT TECHNOLOGIES INC       COM                 00846U101    1672     77500    SH          DEFINED   01   77500
AGILENT TECHNOLOGIES INC       COM                 00846U901     593     27500    SH   CALL   DEFINED   01   27500
ALEXION PHARMACEUTICALS INC    NOTE  5.750% 3/1    015351AB5     994   1000000   PRN          DEFINED   01                  1000000
AMDOCS LTD                     ORD                 G02602103     659     30200    SH          DEFINED   01   30200
AMERICAN PWR CONVERSION CORP   COM                 029066907     870     50000    SH   CALL   DEFINED   01   50000
AMGEN INC                      NOTE         3/0    031162AE0    5885   8000000   PRN          DEFINED   01                  8000000
AMR CORP                       COM                 001765906     880    120000    SH   CALL   DEFINED   01  120000
AMR CORP                       COM                 001765956     880    120000    SH    PUT   DEFINED   01  120000
ANADIGICS INC                  NOTE  5.000%11/1    032515AB4     490    500000   PRN          DEFINED   01                   500000
APPLERA CORP                   COM CE GEN GRP      038020202     164     14000    SH          DEFINED   01   14000
APPLIED MATLS INC              COM                 038222955    1146     69500    SH    PUT   DEFINED   01   69500
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0     037933AB4   11028  10503000   PRN          DEFINED   01                 10503000
ASPEN TECHNOLOGY INC           SDCV  5.250% 6/1    045327AB9    4500   4500000   PRN          DEFINED   01                  4500000
BEA SYS INC                    NOTE  4.000%12/1    073325AD4    3980   4000000   PRN          DEFINED   01                  4000000
BEA SYS INC                    COM                 073325102     242     35000    SH          DEFINED   01   35000
BERKSHIRE HATHAWAY INC DEL     CL B                084670207     215        75    SH          DEFINED   01      75
BEVERLY ENTERPRISES INC        NOTE  2.750%11/0    087851AR2    8838   7000000   PRN          DEFINED   01                  7000000
BOWATER INC                    COM                 102183950    4659    122000    SH    PUT   DEFINED   01  122000
BROCADE COMMUNICATIONS SYS I   NOTE  2.000% 1/0    111621AB4    7481   8022000   PRN          DEFINED   01                  8022000
CAPITAL ONE FINL CORP          COM                 14040H955    2993     40500    SH    PUT   DEFINED   01   40500
CARNIVAL CORP                  PAIRED CTF          143658300    2279     48200    SH          DEFINED   01   48200
CASTLE ENERGY CORP             COM PAR$0.50N       148449309     431     36900    SH          DEFINED   01   36900
CHARMING SHOPPES INC           NOTE  4.750% 6/0    161133AC7   12413  11850000   PRN          DEFINED   01                 11850000
COMMONWEALTH TEL ENTERPRISES   NOTE  3.250% 7/1    203349AB1    5034   5000000   PRN          DEFINED   01                  5000000
COMPUTER NETWORK TECHNOLOGY    NOTE  3.000% 2/1    204925AC5    6715   8500000   PRN          DEFINED   01                  8500000
CURAGEN CORP                   SDCV  6.000% 2/0    23126RAC5    8112   8450000   PRN          DEFINED   01                  8450000
DELL INC                       COM                 24702R951    2937     82500    SH    PUT   DEFINED   01   82500
DUPONT PHOTOMASKS INC          NOTE  1.250% 5/1    26613XAE1    6624   7000000   PRN          DEFINED   01                  7000000
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0    269246AB0    3570   3500000   PRN          DEFINED   01                  3500000
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1    278762AG4    2010   2000000   PRN          DEFINED   01                  2000000
EMULEX CORP                    NOTE 0.250% 12/1    292475AD2    4528   5000000   PRN          DEFINED   01                  5000000
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0    293904AB4    9215   9777000   PRN          DEFINED   01                  9777000
EXTREME NETWORKS INC           NOTE  3.500%12/0    30226DAB2    4900   5000000   PRN          DEFINED   01                  5000000
FLIR SYS INC                   NOTE  3.000% 6/0    302445AB7    1530   1000000   PRN          DEFINED   01                  1000000
FREEPORT-MCMORAN COPPER & GO   NOTE  7.000% 2/1    35671DAK1   12520   8000000   PRN          DEFINED   01                  8000000
GENTA INC                      COM                 37245M907      40     15000    SH   CALL   DEFINED   01   15000
HASBRO INC                     DBCV  2.750%12/0    418056AN7    5737   5300000   PRN          DEFINED   01                  5300000
HEALTH MGMT ASSOC INC NEW      NOTE         1/2    421933AD4    2175   2500000   PRN          DEFINED   01                  2500000
INCO LTD                       DBCV  1.000% 3/1    453258AT2    4113   3010000   PRN          DEFINED   01                  3010000
INCYTE CORP                    NOTE  5.500% 2/0    45337CAC6    5910   5955000   PRN          DEFINED   01                  5955000
INTEL CORP                     COM                 458140950    1324     66000    SH    PUT   DEFINED   01   66000



INTERNATIONAL BUSINESS MACHS   COM                 459200901   16059    187300    SH   CALL   DEFINED   01  187300
INTERNATIONAL RECTIFIER CORP   NOTE  4.250% 7/1    460254AE5    7655   7801000   PRN          DEFINED   01                  7801000
INTRAWARE INC                  COM                 46118M103      82     69394    SH          DEFINED   01   69394
KEANE INC                      SDCV  2.000% 6/1    486665AB8    5823   5500000   PRN          DEFINED   01                  5500000
LENNOX INTL INC                NOTE  6.250% 6/0    526107AB3    5080   4500000   PRN          DEFINED   01                  4500000
LEVEL 3 COMMUNICATIONS INC     COM                 52729N950     130     50000    SH    PUT   DEFINED   01   50000
LIBERTY MEDIA CORP NEW         COM SER A           530718105    1007    115500    SH          DEFINED   01  115500
LIBERTY MEDIA INTL INC         COM SER A           530719103     228      6833    SH          DEFINED   01    6833
LOWES COS INC                  NOTE  0.861%10/1    548661CG0    2038   2000000   PRN          DEFINED   01                  2000000
LSI LOGIC CORP                 NOTE  4.000%11/0    502161AG7    5158   5210000   PRN          DEFINED   01                  5210000
LYONDELL CHEMICAL CO           COM                 552078957    2358    105000    SH    PUT   DEFINED   01  105000
MAXIM PHARMACEUTICALS INC      COM                 57772M957    2284     54000    SH    PUT   DEFINED   01   54000
MAXTOR CORP                    NOTE  6.800% 4/3    577729AC0   14990  14848000   PRN          DEFINED   01                 14848000
MAXXAM INC                     COM                 577913106     316     11200    SH          DEFINED   01   11200
MBIA INC                       COM                 55262C950     233      4000    SH    PUT   DEFINED   01    4000
MCDERMOTT INTL INC             COM                 580037109    1446    122500    SH          DEFINED   01  122500
MEDTRONIC INC                  COM                 585055906    2595     50000    SH   CALL   DEFINED   01   50000
MEDTRONIC INC                  COM                 585055956    2595     50000    SH    PUT   DEFINED   01   50000
MEDTRONIC INC                  DBCV  1.250% 9/1    585055AB2   10632  10392000   PRN          DEFINED   01                 10392000
MENTOR CORP MINN               NOTE 2.750% 1/0     587188AC7   16000  12500000   PRN          DEFINED   01                 12500000
MERCURY INTERACTIVE CORP       NOTE  4.750% 7/0    589405AB5    4963   5000000   PRN          DEFINED   01                  5000000
MERRILL LYNCH & CO INC         NOTE         5/2    590188A65    4400   8000000   PRN          DEFINED   01                  8000000
MERRILL LYNCH & CO INC         FRNT         3/1    590188A73   14907  15000000   PRN          DEFINED   01                 15000000
PENNEY J C INC                 NOTE  5.000%10/1    708160BV7    3088   2500000   PRN          DEFINED   01                  2500000
PMI GROUP INC                  COM                 69344M951    1116     27500    SH    PUT   DEFINED   01   27500
PROVIDIAN FINL CORP            NOTE         2/1    74406AAB8    1023   2000000   PRN          DEFINED   01                  2000000
QUALCOMM INC                   COM                 747525953    3162     81000    SH    PUT   DEFINED   01   81000
QUANTA SVCS INC                SDCV  4.500%10/0    74762EAC6    7920   8000000   PRN          DEFINED   01                  8000000
RADIAN GROUP INC               COM                 750236951    1271     27500    SH    PUT   DEFINED   01   27500
REGENERON PHARMACEUTICALS      NOTE  5.500%10/1    75886FAB3    2696   3000000   PRN          DEFINED   01                  3000000
RESEARCH IN MOTION LTD         COM                 760975952    3664     48000    SH    PUT   DEFINED   01   48000
SANMINA SCI CORP               SDCV         9/1    800907AD9    3719   7100000   PRN          DEFINED   01                  7100000
SYCAMORE NETWORKS INC          COM                 871206108      76     20000    SH          DEFINED   01   20000
TEXAS INSTRS INC               COM                 882508954     777     36500    SH    PUT   DEFINED   01   36500
TRIQUINT SEMICONDUCTOR INC     NOTE  4.000% 3/0    89674KAB9    6738   7000000   PRN          DEFINED   01                  7000000
UNION PAC CORP                 COM                 907818108    3194     54500    SH          DEFINED   01   54500
UNION PAC CORP                 COM                 907818958    5860    100000    SH    PUT   DEFINED   01  100000
VALASSIS COMMUNICATIONS INC    NOTE  1.625% 5/2    918866AK0   10711  16500000   PRN          DEFINED   01                 16500000
VALEANT PHARMACEUTICALS INTL   NOTE  3.000% 8/1    91911XAB0    5269   5000000   PRN          DEFINED   01                  5000000
WATSON PHARMACEUTICALS INC     COM                 942683103     660     22400    SH          DEFINED   01   22400
WIND RIVER SYSTEMS INC         NOTE  3.750%12/1    973149AE7    3724   3800000   PRN          DEFINED   01                  3800000
YAHOO INC                      FRNT         4/0    984332AB2    6728   3850000   PRN          DEFINED   01                  3850000

                                             TOTAL 83         352654
